GENERAL - Aggregated Fair Values of Acquired Vessel SPV's (Details) - USD ($) $ in Millions		1 Months Ended	5 Months Ended	6 Months Ended
	Nov. 10, 2022	Jan. 26, 2022	Jun. 30, 2022	Jun. 30, 2023
MSA Agreement
Liabilities:
Purchase consideration	$ 662.8
Net cash purchase consideration	135.2
Vessel SPA And ManCo SPA
Liabilities:
Purchase consideration				$ 346.2
Amounts De-recognized On Disposal | Vessel SPVs
Assets Acquired
Vessels and equipment, net			$ 640.6
Other current and non-current assets			2.2
Total assets acquired:			642.8
Liabilities:
Long-term debt			520.0
Unfavorable contracts liabilities			0.0
Other current and non-current liabilities			7.7
Total liabilities assumed:			527.7
Net assets to be acquired:			(115.1)
Amounts De-recognized On Disposal | Vessel SPVs | Favorable Contract Intangible Assets
Assets Acquired
Intangible assets acquired			0.0
Amounts De-recognized On Disposal | Vessel SPA And ManCo SPA
Assets Acquired
Vessels and equipment, net		$ 1,387.3
Other current and non-current assets		61.7
Total assets acquired:		1,449.0
Liabilities:
Unfavorable contracts liabilities		0.0
Other current and non-current liabilities		643.3
Total liabilities assumed:		797.8
Net assets to be acquired:		(583.8)
Amounts De-recognized On Disposal | Vessel SPA And ManCo SPA | Favorable Contract Intangible Assets
Assets Acquired
Intangible assets acquired		0.0
Fair Value And Other Adjustments | Vessel SPVs
Assets Acquired
Vessels and equipment, net			149.7
Other current and non-current assets			0.0
Total assets acquired:			155.1
Liabilities:
Long-term debt			0.0
Unfavorable contracts liabilities			89.3
Other current and non-current liabilities			0.0
Total liabilities assumed:			89.3
Net assets to be acquired:			(65.8)
Fair Value And Other Adjustments | Vessel SPVs | Favorable Contract Intangible Assets
Assets Acquired
Intangible assets acquired			5.4
Fair Value And Other Adjustments | Vessel SPA And ManCo SPA
Assets Acquired
Vessels and equipment, net		(222.2)
Other current and non-current assets		0.0
Total assets acquired:		(200.7)
Liabilities:
Unfavorable contracts liabilities		69.7
Other current and non-current liabilities		0.0
Total liabilities assumed:		65.2
Net assets to be acquired:		265.8
Fair Value And Other Adjustments | Vessel SPA And ManCo SPA | Favorable Contract Intangible Assets
Assets Acquired
Intangible assets acquired		13.5
Fair Value Of Amounts Acquired | Vessel SPVs
Assets Acquired
Vessels and equipment, net			790.3
Other current and non-current assets			2.2
Total assets acquired:			797.9
Liabilities:
Long-term debt			520.0
Unfavorable contracts liabilities			89.3
Other current and non-current liabilities			7.7
Total liabilities assumed:			617.0
Net assets to be acquired:			(180.9)
Fair Value Of Amounts Acquired | Vessel SPVs | Favorable Contract Intangible Assets
Assets Acquired
Intangible assets acquired			5.4
Fair Value Of Amounts Acquired | Vessel SPA And ManCo SPA
Assets Acquired
Vessels and equipment, net			1,165.1
Other current and non-current assets			61.7
Total assets acquired:			1,248.3
Liabilities:
Unfavorable contracts liabilities			69.7
Other current and non-current liabilities			643.3
Total liabilities assumed:			863.0
Net assets to be acquired:		318.0	(318.0)
Fair Value Of Amounts Acquired | Vessel SPA And ManCo SPA | Favorable Contract Intangible Assets
Assets Acquired
Intangible assets acquired			13.5
Excess Purchase Consideration Allocation | Vessel SPVs
Assets Acquired
Vessels and equipment, net			(45.7)
Other current and non-current assets			0.0
Total assets acquired:			(45.7)
Liabilities:
Long-term debt			0.0
Unfavorable contracts liabilities
Other current and non-current liabilities			0.0
Total liabilities assumed:			0.0
Net assets to be acquired:			45.7
Excess Purchase Consideration Allocation | Vessel SPVs | Favorable Contract Intangible Assets
Assets Acquired
Intangible assets acquired			0.0
Excess Purchase Consideration Allocation | Vessel SPA And ManCo SPA
Assets Acquired
Vessels and equipment, net			27.9
Other current and non-current assets			0.1
Total assets acquired:			28.2
Liabilities:
Unfavorable contracts liabilities			0.0
Other current and non-current liabilities			0.0
Total liabilities assumed:			0.0
Net assets to be acquired:		(28.2)	(28.2)
Excess Purchase Consideration Allocation | Vessel SPA And ManCo SPA | Favorable Contract Intangible Assets
Assets Acquired
Intangible assets acquired			0.0
Amounts Recognized Upon Acquisition | Vessel SPVs
Assets Acquired
Vessels and equipment, net			744.6
Other current and non-current assets			2.2
Total assets acquired:			752.2
Liabilities:
Long-term debt			520.0
Unfavorable contracts liabilities			89.3
Other current and non-current liabilities			7.7
Total liabilities assumed:			617.0
Net assets to be acquired:			(135.2)
Amounts Recognized Upon Acquisition | Vessel SPVs | Favorable Contract Intangible Assets
Assets Acquired
Intangible assets acquired			5.4
Amounts Recognized Upon Acquisition | MSA Agreement
Liabilities:
Long-term debt	520.0
Working capital adjustments	$ 7.6
Amounts Recognized Upon Acquisition | Vessel SPA And ManCo SPA
Assets Acquired
Vessels and equipment, net			1,193.0
Other current and non-current assets			61.8
Total assets acquired:			1,276.5
Liabilities:
Unfavorable contracts liabilities			69.7
Other current and non-current liabilities			643.3
Total liabilities assumed:			863.0
Net assets to be acquired:		$ (346.2)	(346.2)
Amounts Recognized Upon Acquisition | Vessel SPA And ManCo SPA | Favorable Contract Intangible Assets
Assets Acquired
Intangible assets acquired			$ 13.5